Inventories	9 Months Ended
Sep. 30, 2014
Inventory Disclosure [Abstract]
Inventories

NOTE 4 — INVENTORIES

The components of inventories were as follows (in millions):

	September 30, 2014	December 31, 2013
Raw materials	$77.9	$63.9
Work in process	39.3	34.5
Finished products	115.7	104.0

	$232.9	$202.4